Regulatory Matters (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Banking and Thrift [Abstract]
Total Core Capital (to Risk- Weighted Assets), Actual amount	$ 30,067	$ 29,180
Total Core Capital (to Risk- Weighted Assets), Actual ratio	16.11%	18.41%
Total Core Capital (to Risk- Weighted Assets), For capital adequacy purposes amount	$ 14,927	$ 12,678
Total Core Capital (to Risk- Weighted Assets), For capital adequacy purposes ratio	8.00%	8.00%
Total Core Capital (to Risk- Weighted Assets), To be well capitalized under prompt corrective action provisions amount	$ 18,658	$ 15,848
Total Core Capital (to Risk- Weighted Assets), To be well capitalized under prompt corrective action provisions ratio	10.00%	10.00%
Total Core Capital (to Risk- Weighted Assets), Well capitalized with buffer	$ 19,591	$ 16,640
Total Core Capital (to Risk- Weighted Assets), Well capitalized with buffer ratio	10.50%	10.50%
Tier 1 Capital (to Risk-Weighted Assets), Actual amount	$ 28,806	$ 28,190
Tier 1 Capital (to Risk-Weighted Assets), Actual ratio	15.44%	17.79%
Tier 1 Capital (to Risk-Weighted Assets), For capital adequacy purposes amount	$ 11,195	$ 9,509
Tier 1 Capital (to Risk-Weighted Assets), For capital adequacy purposes ratio	6.00%	6.00%
Tier 1 Capital (to Risk-Weighted Assets), To be well capitalized under prompt corrective action provisions amount	$ 14,927	$ 12,678
Tier 1 Capital (to Risk-Weighted Assets), To be well capitalized under prompt corrective action provisions ratio	8.00%	8.00%
Tier 1 Capital (to Risk-Weighted Assets), Well capitalized with buffer	$ 15,860	$ 13,471
Tier 1 Capital (to Risk-Weighted Assets), Well capitalized with buffer ratio	8.50%	8.50%
Tier 1 Common Equity (to Risk-Weighted Assets), Actual amount	$ 28,806	$ 28,190
Tier 1 Common Equity (to Risk-Weighted Assets), Actual ratio	15.44%	17.79%
Tier 1 Common Equity (to Risk-Weighted Assets), For Capital Adequacy Purposes	$ 8,396	$ 7,132
Tier 1 Common Equity (to Risk-Weighted Assets), For capital adequacy purposes ratio	4.50%	4.50%
Tier 1 Common Equity (to Risk-Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions	$ 12,128	$ 10,301
Tier 1 Common Equity (to Risk-Weighted Assets), To be well capitalized under prompt corrective action provisions ratio	6.50%	6.50%
Tier 1 Common Equity (to Risk-Weighted Assets), For well capitalized buffer	$ 13,061	$ 11,094
Tier 1 Common Equity (to Risk-Weighted Assets), For well capitalized buffer ratio	7.00%	7.00%
Tier 1 Capital (to Assets), Actual amount	$ 28,806	$ 28,190
Tier 1 Capital (to Assets), Actual ratio	9.47%	10.67%
Tier 1 Capital (to Assets), For adequacy purpose	$ 12,173	$ 10,566
Tier 1 Capital (to Assets), For adequacy purpose ratio	4.00%	4.00%
Tier 1 Capital (to Assets), To be well capitalized	$ 15,216	$ 13,208
Tier 1 Capital (to Assets), To well capitalized ratio	5.00%	5.00%
Tier 1 Capital (to Assets), To well capitalized with buffer	$ 15,216	$ 13,208
Tier 1 Capital (to Assets), To well capitalized with buffer ratio	5.00%	5.00%